CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 10, 2021	Mar. 08, 2021	Jan. 01, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 109,922,000		$ 317,959,000	$ 523,932,000		$ 938,319,000
Total Assets	926,970,000		1,086,522,000			3,299,717,000			$ 146,103,000	$ 67,563,000
Current liabilities:
Total Liabilities	1,222,938,000		1,260,342,000			2,623,277,000			248,985,000	171,437,000
Commitments and contingencies (see Note 11)
Class A ordinary shares subject to possible redemption, 212,598 and 24,300,287 shares at redemption value of $10.36 and $10.15 per share as of June 30, 2023 and December 31, 2022	436,280,000		436,280,000	436,280,000		436,280,000				409,688,000
Shareholders' Equity
Ordinary shares	10,000		10,000			10,000
Additional paid-in capital	642,551,000		626,628,000			571,501,000
Retained earnings	(1,316,823,000)		(1,181,415,000)			(292,613,000)			8,515,000	7,522,000
Total Stockholders’ Equity (Deficit)	(732,248,000)		(610,100,000)	(139,216,000)		240,160,000			$ 8,515,000	49,326,000
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	926,970,000		1,086,522,000			3,299,717,000
Aurora Acquisition Corp
Current assets:
Cash and cash equivalents	1,228,847		285,307			37,645
Accounts Receivable	1,250,000		0			502,956
Prepaid expenses and other current assets	75,959		133,876			526,674
Total Current Assets	2,554,806		419,183			1,067,275
Cash held in Trust Account	21,317,257		282,284,619			278,022,397
Total Assets	23,872,063		282,703,802			279,089,672
Current liabilities:
Accounts payable and accrued offering costs	3,604,839		4,711,990			5,682,639
Deferred credit liability	16,250,000		7,500,000			0
Total Current Liabilities	20,267,234		15,024,385			7,094,934
Warrant Liability	480,601		472,512			13,340,717
Deferred underwriting fee payable			0			8,505,100	$ 22,542,813	$ 8,505,100
Total Liabilities	20,747,835		15,496,897			28,940,751
Commitments and contingencies (see Note 11)
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0		0			0
Additional paid-in capital	54,851		18,389,006			13,692,181
Retained earnings	866,886		2,188,367			(6,547,175)
Total Stockholders’ Equity (Deficit)	922,616	$ 1,773,701	20,578,418	$ 17,976,555	$ 8,156,091	7,146,051				$ 5,000
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	23,872,063		282,703,802			279,089,672
Aurora Acquisition Corp | Related party
Current liabilities:
Related party loans	412,395		2,812,395			1,412,295
Class A ordinary share | Aurora Acquisition Corp
Shareholders' Equity
Ordinary shares	184		350			350
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Current liabilities:
Class A ordinary shares subject to possible redemption, 212,598 and 24,300,287 shares at redemption value of $10.36 and $10.15 per share as of June 30, 2023 and December 31, 2022	2,201,612	$ 2,181,658	246,628,487			243,002,870
Class B ordinary shares | Aurora Acquisition Corp
Shareholders' Equity
Ordinary shares	$ 695		$ 695			$ 695